INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY - Share capital (Details)		6 Months Ended
	Aug. 24, 2020 shares	Dec. 31, 2020 Vote shares	Nov. 12, 2020
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
Shares issued in exchange of warrants | shares	2,601,954	2,601,954
Number of shares to acquire rights and assets		1,875,000	1,875,000
Number of votes for each ordinary share | Vote		1